Commitments and Contingencies (Details Textual)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Commitments and Contingencies [Line Items]
Operating Leases, Future Minimum Payments Due	$ 65,131
Operating Leases, Rent Expense	73,184
Forasen Group’s [Member]
Commitments and Contingencies [Line Items]
Guaranty Liabilities	8,771,659	$ 8,645,459	¥ 57,070,000	¥ 60,050,000
Building Pledged As Collateral For Loans	$ 8,800,000	$ 4,000,000
Line of Credit Facility, Expiration Date	Jul. 23, 2020	Apr. 08, 2017